INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

10. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Raw materials	239,284,316	638,652,057
Work-in-progress	103,161,011	324,604,192
Finished goods	369,583,888	927,891,802
Total	712,029,215	1,891,148,051

Write-down of the carrying amount of inventory to its estimated market value was RMB332,337,477, RMB163,728,489 and RMB75,935,281 for the years ended December 31, 2012, 2013 and 2014, respectively, and were recorded as cost of revenues in the consolidated statements of operations.

As of December 31, 2014, inventories with net book value of RMB200,414,527 were pledged as collateral for the Group's borrowings (Note 20).